Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio Initial Class, Service Class and Service Class 2
April 30, 2017
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee(a)	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.16%	0.16%	0.16%
Total annual operating expenses	0.61%	0.71%	0.86%

(a)  Adjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$62	$73	$88
3 years	$195	$227	$274
5 years	$340	$395	$477
10 years	$762	$883	$1,061

The following information replaces similar information found in the "Fund Services" section under the "Advisory Fee(s)" heading.

Advisory Fee(s)

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month.

The fund's annual management fee rate is 0.45% of its average net assets.

The Adviser pays FMRC for providing sub-advisory services.

The Adviser pays Geode for providing investment management services.

VDSC-17-01 1.832801.113	December 1, 2017

Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio Investor Class
April 30, 2017
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.45%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expenses	0.69%

(a)  Adjusted to reflect current fees.

1 year	$70
3 years	$221
5 years	$384
10 years	$859

The following information replaces similar information found in the "Fund Services" section under the "Advisory Fee(s)" heading.

Advisory Fee(s)

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month.

The fund's annual management fee rate is 0.45% of its average net assets.

The Adviser pays FMRC for providing sub-advisory services.

The Adviser pays Geode for providing investment management services.

VDSCI-17-01 1.933381.106	December 1, 2017